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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                   REPORT FOR THE QUARTER ENDED JUNE 30, 2004

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        Check here if Amendment:   [ ]   Amendment No.
        This Amendment             [ ]   is a restatement
                                   [ ]   Adds new holdings entries

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 Name of Institutional Investment Manager Filing this Report:

        NICHOLAS-APPLEGATE CAPITAL MANAGEMENT LLC
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 Address:

        600 West Broadway, 30th Floor, San Diego, California 92101
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        Form 13-F File No. 28-04189

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                The institutional investment manager filing this Report
        and the person by whom it is signed hereby represent that the person signing the Report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this Form.

                Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Newport Beach and the State of California on the 10th day of August, 2004.

                                   NICHOLAS-APPLEGATE CAPITAL MANAGEMENT LLC
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 Person Signing this Report on      (Name of Institutional Investment Manager)
 Behalf of Reporting Manager:

 Name:  Stewart A. Smith
 Title: Secretary of Managing Member
 Phone: (949) 219-2200

                                                /s/ STEWART A. SMITH
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                                         (Signature of Person Duly Authorized
                                                 to Submit This Report)
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        Report Type:

                [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this Reporting Manager are reported in this Report)

                [X] 13F NOTICE. (Check here if no holdings are reported in this Report, and all holdings are reported by other Reporting Manager(s))

                [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this Reporting Manager are reported in this Report and a portion are reported by other Reporting Manager(s))
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        LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER

              13F FILE NO.:   NAME:
             ---------------  -------------------------------------------------
              28-2701         Allianz Dresdner Asset Management of America L.P.

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